Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables And Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,	December 31,
	2017	2016
Trade payables	$3,356	$913
Accrued compensation	5,876	6,099
Accrued litigation costs	916	151
Dividends	1,182	1,102
Success fee obligation - current portion	47	585
Accrued contingent partner payments & legal fees	5,133	4,077
Patent acquisition liability	-	1,000
Project losses	463	-
Accrued other	3,514	1,718
	$20,487	$15,645